Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 95.8%
General Obligation Bonds - 21.1%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,703,252
4,065,000	Baltimore County Maryland	5.00%	03/01/2031	4,522,220
1,520,000	Baltimore County Maryland	4.00%	02/01/2033	1,532,123
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	4,931,454
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,153,743
1,000,000	Maryland State	5.00%	08/01/2025	1,050,401
1,400,000	Maryland State	5.00%	08/01/2031	1,526,148
1,485,000	Montgomery County Maryland	4.00%	11/01/2028	1,540,428
3,370,000	Montgomery County Maryland	3.00%	10/01/2034	2,902,220
5,680,000	Montgomery County Maryland#	2.90%	11/01/2037	5,680,000
1,350,000	Prince George's County Maryland	5.00%	10/01/2024	1,396,366
1,500,000	Prince George's County Maryland	5.00%	10/01/2025	1,568,870
1,550,000	Prince George's County Maryland	5.00%	10/01/2026	1,636,441
2,200,000	Prince George's County Maryland	5.00%	10/01/2027	2,349,435
1,000,000	Prince George's County Maryland	5.00%	07/15/2029	1,095,713
1,290,000	St Mary's County Maryland	5.00%	05/01/2028	1,406,920
				35,995,734
Revenue Bonds - 74.7%
975,000	Austin, Texas	7.88%	09/01/2026	978,964
520,000	Baltimore, Maryland	5.00%	06/15/2030	528,912
225,000	Baltimore, Maryland^	3.25%	06/01/2031	190,880
1,550,000	Baltimore, Maryland	4.50%	06/01/2033	1,481,534
670,000	Baltimore, Maryland	5.00%	06/15/2033	679,299
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	979,801
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,618,229
1,000,000	Cedar Rapids, Iowa#	3.54%	08/15/2029	998,750
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,563,519
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,002,761
2,000,000	Frederick County Maryland	5.00%	07/01/2029	2,150,891
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	4,957,003
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,055,050
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,132,853
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,023,805
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,010,637
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	1,944,761
2,650,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	3.56%	08/15/2038	2,616,780
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,338,510
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,100,121
2,660,000	Maryland Community Development Administration	2.41%	07/01/2043	1,869,633
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,119,403
1,000,000	Maryland Economic Development Corp.	5.00%	07/01/2028	1,024,984
750,000	Maryland Economic Development Corp.	5.00%	07/01/2029	767,604
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	853,606
1,500,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,250,033
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	3,949,413
1,100,000	Maryland Stadium Authority	1.42%	05/01/2025	1,013,706
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,167,869
5,000,000	Maryland Stadium Authority	5.00%	05/01/2038	5,273,923
1,340,000	Maryland Stadium Authority Built to Learn Revenue	4.00%	06/01/2035	1,277,643
1,750,000	Maryland Stadium Authority Built to Learn Revenue	4.00%	06/01/2036	1,659,470
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	1,829,495
1,260,000	Maryland State Department of Transportation	4.00%	12/01/2029	1,294,723
1,000,000	Maryland State Department of Transportation	5.00%	08/01/2033	1,031,675
1,150,000	Maryland State Department of Transportation	4.00%	08/01/2038	1,025,604
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	506,049
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	433,792
4,000,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2027	4,097,978
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	3,630,718
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	100,137
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	300,007
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	254,680
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,264,868
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	1,970,177
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	435,998
6,000,000	Maryland State Health & Higher Educational Facilities#	2.46%	07/01/2036	6,000,000
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,219,629
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,554,168
2,650,000	Maryland State Health & Higher Educational Facilities (SIFMA Municipal Swap Index + 0.28%)	2.74%	07/01/2042	2,649,985
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,347,230
4,355,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2045	4,336,269
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,185,462
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,535,573
3,000,000	Maryland State Transportation Authority	5.00%	07/01/2025	3,143,002
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,581,978
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	4,754,605
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	3,971,215
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,513,645
5,000,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	3.61%	07/01/2032	5,120,054
365,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	182,500
820,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	410,000
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,027,254
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	1,935,301
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,008,146
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,120,558
1,000,000	Washington Suburban Sanitary Commission#	2.55%	06/01/2023	1,000,000
2,700,000	Washington Suburban Sanitary Commission	4.00%	06/01/2032	2,765,590
				127,118,412
Total Municipal Bonds (Cost $176,889,410)				163,114,146

Shares
Short-Term Investments - 5.4%
Money Market Funds - 5.4%
9,159,903	First American Government Obligations Fund - Class Z, 2.74%*			9,159,903
Total Short-Term Investments (Cost $9,159,903)				9,159,903
Total Investments - 101.2% (Cost $186,049,313)				172,274,049
Liabilities in Excess of Other Assets - (1.2)%				(2,111,420)
NET ASSETS - 100.0%				$170,162,629

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.